Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
23 - Subsequent Events
On May 21 2024, Arm Technology Investments 2 Limited, an indirect wholly owned subsidiary of Arm, entered into a cornerstone investment agreement with Raspberry Pi Holdings plc (“Raspberry Pi”), which announced on May 15, 2024 its intention to conduct an initial public offering of its ordinary shares (“Raspberry Pi IPO”). Arm has agreed to purchase $35.0 million of Raspberry Pi’s ordinary shares in the Raspberry Pi IPO, subject to customary conditions.